Schedule of Buccaneer Commitment to the Company (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 years	Dec. 31, 2011 years
Mineral Properties Schedule Of Buccaneer Commitment To The Company 1		$ 100,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 2		325,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 3		1,000,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 4		4,425,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 5		5
Mineral Properties Schedule Of Buccaneer Commitment To The Company 6		300,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 1	100,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 2	325,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 3	1,000,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 4	4,425,000
Mineral Properties Schedule Of Buccaneer Commitment To The Company 5	5
Mineral Properties Schedule Of Buccaneer Commitment To The Company 6	$ 300,000